Remeasurement items affecting operating profit - Summary of Significant Impairment of Assets (Details) R in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Jun. 30, 2023 ZAR (R)	Jun. 30, 2022 ZAR (R)	Jun. 30, 2021 ZAR (R)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 ZAR (R)
Impairment
Impairment loss (reversal of impairment loss)			R 33,649	R (1,443)	R 28,732
Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)			32,847
Right of use assets
Impairment
Impairment loss (reversal of impairment loss)			546
Other intangible assets
Impairment
Impairment loss (reversal of impairment loss)			256
Other (net)
Impairment
Impairment loss (reversal of impairment loss)			170	(47)	774
Other (net) | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)			164
Other (net) | Other intangible assets
Impairment
Impairment loss (reversal of impairment loss)			6
Fuels | Secunda liquid fuels refinery
Impairment
Impairment loss (reversal of impairment loss)	R 27,200	R 8,100	35,316		24,456
Fuels | Secunda liquid fuels refinery | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)			34,634
Fuels | Secunda liquid fuels refinery | Right of use assets
Impairment
Impairment loss (reversal of impairment loss)			436
Fuels | Secunda liquid fuels refinery | Other intangible assets
Impairment
Impairment loss (reversal of impairment loss)			246
Chemicals America | EO/EG
Impairment
Impairment loss (reversal of impairment loss)					(4,934)
Chemicals America | Tetramerization
Impairment
Impairment loss (reversal of impairment loss)			(3,645)
Chemicals America | Tetramerization | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)			(3,645)
Chemicals Africa | Chlor Alkali and PVC
Impairment
Impairment loss (reversal of impairment loss)					1,094
Chemicals Africa | South Africa Wax value chain
Impairment
Impairment loss (reversal of impairment loss)			932		7,863
Chemicals Africa | South Africa Wax value chain | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)			928
Chemicals Africa | South Africa Wax value chain | Other intangible assets
Impairment
Impairment loss (reversal of impairment loss)			4
Chemicals Africa | Chemical Work Up & Heavy Alcohols value chain
Impairment
Impairment loss (reversal of impairment loss)				R (1,396)			R 1,700
Chemicals Eurasia | China Essential Care Chemicals (ECC)
Impairment
Impairment loss (reversal of impairment loss)			876
Chemicals Eurasia | China Essential Care Chemicals (ECC) | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)			766
Chemicals Eurasia | China Essential Care Chemicals (ECC) | Right of use assets
Impairment
Impairment loss (reversal of impairment loss)			R 110
Gas | Canadian shale gas assets
Impairment
Impairment loss (reversal of impairment loss)					R (521)	$ (45)